Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001888014
Registrant Name	AKANDA CORP.
Registration File Number	333-299253
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A